Income taxes - Income tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Income before income taxes	$ 19,781	$ 29,541	$ 6,990
Income taxes at statutory rate (34%)	(6,726)	(10,044)	(2,377)
Adjustments that affect the taxes basis:
Income tax benefit from interest on capital	556	260	316
Tax incentives	1,247	2,826	211
Equity results	84	167	(27)
Addition (reduction) of tax loss carryforward	899	663	769
Unrecognized tax losses of the year	197	115	215
Reclassification of cumulative adjustments to the income statement	547	1,471
Other	(619)	(75)	(588)
Income taxes	(2,971)	(4,697)	(735)
Current tax	(2,020)	(5,663)	(3,398)
Deferred tax	$ (951)	$ 966	$ 2,663